Dividends (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Feb. 11, 2014 USD ($) $ / shares	Feb. 11, 2014 CNY (¥)
Dividends
Quarterly cash dividend distribution percentage	25.00%
Dividend payable			¥ 0	¥ 0
Cash dividend declared and paid			2,546,165,000	1,467,965,000	¥ 1,983,010,000
With respect to fiscal year 2015
Dividends
Cash dividend declared and paid				¥ 1,708,300,000
With respect to fiscal year 2016
Dividends
Cash dividend declared and paid		$ 419.2	¥ 2,910,500,000
ADS shares
Dividends
Cash dividend per ADS (in dollars per share) | $ / shares						$ 1.41
Dividend payable						$ 183.3	¥ 1,109,700,000